Sales of Goods and Real Estate (Schedule of Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold [Line Items]
Sales of goods	¥ 898,022	¥ 707,502	¥ 352,228
Real estate sales	117,227	126,508	98,641
Sales of goods and real estate	1,015,249	834,010	450,869
Costs of goods sold	832,423	641,715	308,723
Costs of real estate sold	96,371	106,544	93,298
Costs of goods and real estate sold	¥ 928,794	¥ 748,259	¥ 402,021